Note Payable	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Note Payable

4. NOTE PAYABLE

On April 1, 2014, the Company borrowed $250,000 from an unrelated party and issued a note payable on or before December 31, 2014, with interest at 3% per annum. On December 31, 2014, the Company and the lender executed an extension of the note, which is now due on or before December 31, 2017. The interest remains at 3%. The lender may convert all or part of the debt, including interest, into common stock of the Company at any time at the rate of $1 per share.

On April 1, 2014, the Company borrowed $250,000 from an unrelated party and issued a note payable on or before December 31, 2014, with interest at 3% per annum. On December 31, 2014, the Company and the lender executed an extension of the note, which is now due on or before December 31, 2017. The interest remains at 3%. The lender may convert all or part of the debt, including interest, into common stock of the Company at any time at the rate of $1 per share.

	September 30, 2015	December 31, 2014
Note payable to private party, with interest at 3.0%, with the balance, interest and principal, due December 31, 2017	$ 250,000	$ 250,000
Note payable to private party, with interest at 3.0%, with the balance, interest and principal, due December 31, 2017	250,000	250,000
Total	500,000	500,000
Less current maturities of long-term debt	-	-
Noncurrent maturities of long-term debt	$ 500,000	$ 500,000

Maturities on long-term debt are as follows:

2015	$ -
2016	-
2017	$ 500,000
$ 500,000